OTHER EQUITY AND RESERVES (Details 1) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Treasury Shares [Line Items]
Number of shares, Balance	299,641	0
Acquisition of shares		299,641
Reissued to employees under the Forfeitable Share Plan	(242,666)
Number of shares, Balance	56,975	299,641
Treasury Share [member]
Disclosure Of Treasury Shares [Line Items]
Number of shares, Balance	1,993,000	0
Acquisition of shares		1,993,000
Reissued to employees under the Forfeitable Share Plan	(1,606,000)
Number of shares, Balance	387,000	1,993,000